Income Taxes (Reconciliation of Effective Income Tax Rates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020		Mar. 31, 2019
Reconciliation of effective income tax rate:
Combined normal effective statutory tax rate	30.60%	30.60%		30.60%
Nondeductible expenses	0.30%	1.20%		0.50%
Impairment of goodwill	2.40%	26.10%
Foreign tax credit and payments	(0.90%)	(9.20%)		(3.30%)
Lower tax rates applicable to income of subsidiaries	(1.00%)	(3.20%)		(2.50%)
Change in valuation allowance	(0.90%)	7.90%		(1.40%)
Realization of previously unrecognized tax effects of subsidiaries	0.00%	(19.80%)	[1]
Nontaxable dividends received	(1.90%)	(15.60%)		(9.10%)
Undistributed earnings of subsidiaries	0.00%	3.60%		0.60%
Tax and interest expense for uncertainty in income taxes	(0.10%)	0.00%		0.60%
Noncontrolling interest income (loss)	0.10%	(0.10%)		0.20%
Effect of changes in tax laws	(0.10%)			0.00%
Expiration of loss carryforward	0.10%	1.90%		0.10%
Other—net	(0.90%)	3.00%		(1.00%)
Effective income tax rate	27.70%	26.40%		15.30%
Realization of tax benefits that were not previously recognized as deferred tax assets		¥ 85,588

[1]	In October 2019, a wholly owned subsidiary of the MUFG Group was sold. The sale resulted in the realization of tax benefits that were not previously recognized as deferred tax assets, resulting in a ¥85,588 million reduction of income tax expense and a 19.8% reduction in the effective tax rate for the fiscal year ended March 31, 2020.